LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

					From
	Three Months Ended		Nine Months Ended		April 23, 2002
	September 30,		September 30,		(Inception) To
	2011	2010	2011	2010	September 30, 2011
Numerator
Net Loss available in basic and diluted calculation	$(654,114)	$(158,110)	$(1,518,933)	$(956,180)	$(8,901,010)

Denominator
Weighted average common shares oustanding-basic	27,236,303	13,159,639	22,193,681	12,428,401	5,136,012

Effect of dilutive stock options and warrants (1)	-	-	-	-	-

Weighted average common shares outstanding-diluted	27,236,303	13,159,639	22,193,681	12,428,401	5,136,012

Loss per common share-basic and diluted	$(0.02)	$(0.01)	$(0.07)	$(0.08)	$(1.73)

(1) The number of shares underlying options and warrants outstanding as of September 30, 2011 and September 30, 2010 are 31,298,440 and 12,027,714, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE 5 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:
			From
	Twelve Months Ended		April 23, 2002
	December 31,		(Inception) To
	2010	2009	December 31, 2010
Numerator
Net Loss available in basic and diluted calculation	$1,352,709	$2,892,230	$7,382,077

Denominator
Weighted average common shares outstanding-basic	12,771,683	9,475,369	3,605,195

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	12,771,683	9,475,369	3,605,195

Loss per common share-basic and diluted	$0.11	$0.31	$2.05

(1) The number of options and warrants outstanding as of December 31, 2010 and December 31, 2009 are 14,169,143 and 8,868,987 respectively. The effect of the shares that would be issued upon exercise has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.